FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedging instruments of net foreign investment (Details) - Net foreign investment - USD ($) $ in Thousands		Jun. 30, 2024		Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance				$ 1,982,034
Designated capital as a hedged instrument		$ 1,124,613		1,592,034
Debt securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance		1,230,981	[1]	1,782,034
Designated capital as a hedged instrument		$ 1,124,613	[1]	$ 1,392,034
Debt securities | Debt Securities Issued, 7.03% Principal 466,368
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate	[1]	7.03%
Principal balance	[1]	$ 466,368
Designated capital as a hedged instrument	[1]	$ 360,000
Debt securities | Debt Securities Issued, 7.03% Principal 750,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				7.03%
Principal balance				$ 750,000
Designated capital as a hedged instrument				$ 360,000
Debt securities | Debt Securities Issued, 4.68% Principal 436,516
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		4.68%	[1]	4.68%
Principal balance		$ 436,516	[1]	$ 436,516
Designated capital as a hedged instrument		$ 436,516	[1]	$ 436,516
Debt securities | Debt Securities Issued, 4.68% Principal 85,710
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		4.68%	[1]	4.68%
Principal balance		$ 85,710	[1]	$ 85,710
Designated capital as a hedged instrument		$ 85,710	[1]	$ 85,710
Debt securities | Debt Securities Issued, 4.68% Principal 27,774
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate		4.68%	[1]	4.68%
Principal balance		$ 27,774	[1]	$ 27,774
Designated capital as a hedged instrument		$ 27,774	[1]	$ 27,774
Debt securities | Debt Securities Issued 3.02% Principal 214,613
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate	[1]	3.02%
Principal balance	[1]	$ 214,613
Designated capital as a hedged instrument	[1]	$ 214,613
Debt securities | Debt Securities Issued, 3.02% Principal 482,034
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				3.02%
Principal balance				$ 482,034
Designated capital as a hedged instrument				482,034
Financing with Correspondent Banks
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance				200,000
Designated capital as a hedged instrument				$ 200,000
Financing with Correspondent Banks | Financing with Correspondent Banks, 6.06%, Principal 150,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				6.06%
Principal balance				$ 150,000
Designated capital as a hedged instrument				$ 150,000
Financing with Correspondent Banks | Financing with Correspondent Banks, 6.36%, Principal 50,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				6.36%
Principal balance				$ 50,000
Designated capital as a hedged instrument				$ 50,000

[1]	The Bank discontinued the hedging relationship in March 2024 USD 200,000 as a result of the prepayment of the total financing with Correspondent Banks and in June 2024 USD 267,421 as result of the repurchase of Debt securities issued, designated as a hedging instrument.